Calvert
VP EAFE International Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Australia — 6.8%
Afterpay, Ltd.(1)(2)	1,693	$ 132,230
AGL Energy, Ltd.	5,138	37,771
AMP, Ltd.	26,519	25,568
Ampol, Ltd.	1,867	34,951
APA Group(2)	9,428	71,988
Aristocrat Leisure, Ltd.	4,401	115,463
ASX, Ltd.(2)	1,431	77,459
Aurizon Holdings, Ltd.	13,234	39,328
AusNet Services	15,503	21,669
Australia & New Zealand Banking Group, Ltd.	21,979	471,899
BGP Holdings PLC(1)(3)	77,172	0
BHP Group, Ltd.	22,885	793,867
BlueScope Steel, Ltd.	3,687	54,408
Brambles, Ltd.	11,380	91,799
CIMIC Group, Ltd.(1)(2)	1,008	13,499
Coca-Cola Amatil, Ltd.	4,111	42,040
Cochlear, Ltd.(2)	497	79,945
Coles Group, Ltd.	10,242	124,897
Commonwealth Bank of Australia	13,845	908,436
Computershare, Ltd.	3,586	41,147
Crown Resorts, Ltd.(1)(2)	2,437	21,845
CSL, Ltd.	3,541	715,650
Dexus	9,023	67,092
Evolution Mining, Ltd.	13,620	42,432
Fortescue Metals Group, Ltd.	13,023	198,478
Goodman Group	12,738	175,891
GPT Group (The)	14,328	50,262
Insurance Australia Group, Ltd.	18,559	66,113
Lendlease Corp., Ltd.	5,044	49,731
Macquarie Group, Ltd.	2,715	316,511
Magellan Financial Group, Ltd.(2)	881	30,408
Medibank Pvt, Ltd.	21,199	45,186
Mirvac Group	32,152	61,333
National Australia Bank, Ltd.	25,893	513,005
Newcrest Mining, Ltd.	6,199	117,111
Northern Star Resources, Ltd.	9,013	65,288
Oil Search, Ltd.	14,805	46,289
Orica, Ltd.(2)	3,401	36,155
Origin Energy, Ltd.	14,411	51,631
Qantas Airways, Ltd.(1)	7,283	28,266
QBE Insurance Group, Ltd.	11,557	84,638
Ramsay Health Care, Ltd.(2)	1,442	73,652
REA Group, Ltd.	374	40,472
Rio Tinto, Ltd.	2,874	242,902
Santos, Ltd.	15,361	83,144
Security	Shares	Value
Australia (continued)
Scentre Group	42,781	$ 92,112
Seek, Ltd.(1)	2,474	53,925
Sonic Healthcare, Ltd.	3,614	96,643
South32, Ltd.	39,130	83,979
Stockland	19,317	64,846
Suncorp Group, Ltd.	10,030	75,567
Sydney Airport(1)(2)	10,017	47,333
Tabcorp Holdings, Ltd.	15,814	56,500
Telstra Corp., Ltd.	33,270	86,148
TPG Telecom, Ltd.(2)	3,018	14,581
Transurban Group(2)	21,018	213,673
Treasury Wine Estates, Ltd.	5,227	41,199
Vicinity Centres	26,887	33,989
Washington H. Soul Pattinson & Co., Ltd.(2)	1,000	24,074
Wesfarmers, Ltd.	8,792	353,074
Westpac Banking Corp.	28,245	523,915
WiseTech Global, Ltd.	995	22,141
Woodside Petroleum, Ltd.	7,630	139,460
Woolworths Group, Ltd.	9,763	304,061
		$8,729,069
Austria — 0.2%
Erste Group Bank AG(1)	2,078	$70,399
OMV AG	1,058	53,616
Raiffeisen Bank International AG(1)	1,194	26,212
Verbund AG(2)	502	36,465
Voestalpine AG	996	41,247
		$227,939
Belgium — 0.9%
Ageas S.A./NV	1,428	$86,231
Anheuser-Busch InBev S.A./NV	5,942	373,531
Elia Group S.A./NV	260	28,633
Etablissements Franz Colruyt NV	493	29,392
Galapagos NV(1)	330	25,464
Groupe Bruxelles Lambert S.A.	917	94,860
KBC Group NV(1)	2,006	145,959
Proximus S.A.	1,301	28,307
Sofina S.A.	130	43,951
Solvay S.A.	606	75,420
UCB S.A.	1,003	95,349
Umicore S.A.	1,462	77,566
		$1,104,663
Denmark — 2.4%
Ambu A/S, Class B	1,373	$64,480
AP Moller - Maersk A/S, Class A	24	52,226

Calvert
VP EAFE International Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Denmark (continued)
AP Moller - Maersk A/S, Class B	47	$ 109,111
Carlsberg A/S, Class B	793	121,614
Chr. Hansen Holding A/S(1)	842	76,483
Coloplast A/S, Class B	956	143,732
Danske Bank A/S	5,328	99,673
Demant A/S(1)	798	33,780
DSV Panalpina A/S	1,634	320,498
Genmab A/S(1)	504	165,762
GN Store Nord A/S	974	76,662
H Lundbeck A/S	678	23,151
Novo Nordisk A/S, Class B	13,464	907,253
Novozymes A/S, Class B	1,592	101,867
Orsted A/S(4)	1,476	238,323
Pandora A/S	798	85,346
ROCKWOOL International A/S, Class B	61	25,675
Tryg A/S	2,723	64,178
Vestas Wind Systems A/S	1,522	313,968
		$3,023,782
Finland — 1.2%
Elisa Oyj	1,026	$61,543
Fortum Oyj	3,297	88,060
Kesko Oyj, Class B	2,174	66,486
Kone Oyj, Class B	2,644	216,110
Neste Oyj	3,281	174,240
Nokia Oyj(1)	43,206	172,549
Nordea Bank Abp	24,852	245,047
Orion Oyj, Class B(2)	819	32,815
Sampo Oyj, Class A	3,631	163,722
Stora Enso Oyj, Class R	4,366	81,448
UPM-Kymmene Oyj	4,106	147,560
Wartsila Oyj Abp(2)	3,830	40,149
		$1,489,729
France — 10.4%
Accor S.A.(1)	1,534	$57,795
Aeroports de Paris(1)	234	27,916
Air Liquide S.A.	3,670	599,223
Alstom S.A.(1)	2,153	107,278
Amundi S.A.(1)(4)	448	35,805
ArcelorMittal S.A.(1)	5,460	157,146
Arkema S.A.	578	69,999
Atos SE(1)	785	61,202
AXA S.A.	14,963	401,670
BioMerieux	321	40,837
BNP Paribas S.A.(1)	8,728	531,791
Bollore S.A.	6,375	30,765
Security	Shares	Value
France (continued)
Bouygues S.A.(2)	1,786	$ 71,538
Bureau Veritas S.A.(1)	2,318	65,963
Capgemini SE	1,239	210,663
Carrefour S.A.	4,895	88,627
Cie de Saint-Gobain(1)	3,879	229,061
Cie Generale des Etablissements Michelin SCA	1,289	193,054
CNP Assurances(1)	1,220	23,140
Covivio	345	29,507
Credit Agricole S.A.(1)	9,189	133,077
Danone S.A.	4,786	327,592
Dassault Aviation S.A.(1)	17	18,905
Dassault Systemes SE	1,013	216,517
Edenred	1,978	103,279
Eiffage S.A.(1)	616	61,593
Electricite de France S.A.(1)	5,047	67,702
Engie S.A.(1)	14,078	199,982
EssilorLuxottica S.A.	2,192	357,092
Eurazeo SE(1)	286	21,757
Eurofins Scientific SE(1)	1,075	102,749
Faurecia SE(1)(5)	714	37,993
Faurecia SE(1)(5)	278	14,840
Gecina S.A.	366	50,380
Getlink SE(1)	3,525	54,036
Hermes International	244	269,863
Iliad S.A.	130	24,694
Ipsen S.A.	305	26,146
Kering S.A.	590	407,134
Klepierre S.A.	1,482	34,495
La Francaise des Jeux SAEM(4)	723	32,855
Legrand S.A.	2,068	192,134
L'Oreal S.A.	1,962	751,605
LVMH Moet Hennessy Louis Vuitton SE	2,161	1,443,442
Natixis S.A.(1)	7,719	36,896
Orange S.A.	15,668	192,810
Orpea S.A.(1)	435	50,372
Pernod-Ricard S.A.	1,642	307,348
Publicis Groupe S.A.	1,677	102,267
Remy Cointreau S.A.	149	27,504
Renault S.A.(1)	1,531	66,203
Safran S.A.(1)	2,469	335,852
Sanofi	8,865	876,608
Sartorius Stedim Biotech	208	85,602
Schneider Electric SE	4,179	636,608
SCOR SE(1)	1,124	38,287
SEB S.A.	192	33,824
SES S.A. FDR	3,178	25,211
Societe Generale S.A.(1)	6,492	169,732

Calvert
VP EAFE International Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Sodexo S.A.(1)	722	$ 69,174
Suez S.A.	2,939	62,245
Teleperformance	446	162,610
Thales S.A.	840	83,370
TOTAL SE	19,584	913,001
Ubisoft Entertainment S.A.(1)	727	55,256
Unibail-Rodamco-Westfield(1)	1,030	82,295
Valeo S.A.	1,737	58,932
Veolia Environnement S.A.	4,366	112,008
Vinci S.A.	4,110	420,953
Vivendi SE	6,372	209,152
Wendel SE	198	24,572
Worldline S.A.(1)(4)	1,671	139,891
		$13,361,425
Germany — 9.3%
adidas AG(1)	1,475	$460,776
Allianz SE	3,235	822,839
Aroundtown S.A.	8,106	57,730
BASF SE	7,119	591,610
Bayer AG	7,734	490,126
Bayerische Motoren Werke AG	2,554	265,045
Bayerische Motoren Werke AG, PFC Shares	409	32,559
Bechtle AG	220	41,271
Beiersdorf AG	754	79,668
Brenntag SE	1,248	106,615
Carl Zeiss Meditec AG	333	50,195
Commerzbank AG(1)	8,316	51,032
Continental AG(1)	892	118,078
Covestro AG(4)	1,407	94,664
Daimler AG	6,716	599,401
Delivery Hero SE(1)(4)	1,032	133,765
Deutsche Bank AG(1)	15,086	180,444
Deutsche Boerse AG	1,467	243,770
Deutsche Lufthansa AG(1)	2,376	31,514
Deutsche Post AG	7,640	419,137
Deutsche Telekom AG	25,978	523,546
Deutsche Wohnen SE	2,593	120,959
E.ON SE	17,390	202,663
Evonik Industries AG	1,690	59,801
Fresenius Medical Care AG & Co. KGaA	1,614	118,890
Fresenius SE & Co. KGaA	3,202	142,682
Fuchs Petrolub SE, PFC Shares	612	29,327
GEA Group AG	1,175	48,193
Hannover Rueck SE	489	89,295
HeidelbergCement AG	1,195	108,575
HelloFresh SE(1)	1,197	89,186
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA	829	$ 82,131
Henkel AG & Co. KGaA, PFC Shares	1,353	152,123
HOCHTIEF AG	211	18,890
Infineon Technologies AG	10,098	429,645
KION Group AG	600	59,283
Knorr-Bremse AG	597	74,501
Lanxess AG	652	48,121
LEG Immobilien SE	523	68,794
Merck KGaA	995	170,199
MTU Aero Engines AG	398	93,755
Muenchener Rueckversicherungs-Gesellschaft AG	1,083	333,530
Nemetschek SE	486	31,023
Porsche Automobil Holding SE, PFC Shares	1,254	133,051
Puma SE(1)	797	78,139
Rational AG	41	31,849
RWE AG	4,927	193,344
SAP SE	8,161	1,001,001
Sartorius AG, PFC Shares	273	136,107
Scout24 AG(4)	813	61,677
Siemens AG	5,981	982,747
Siemens Energy AG(1)	3,088	110,888
Siemens Healthineers AG(4)	2,024	109,704
Symrise AG	968	117,449
TeamViewer AG(1)(4)	1,345	57,521
Telefonica Deutschland Holding AG	7,582	22,242
Uniper SE	1,456	52,741
United Internet AG	763	30,631
Volkswagen AG	270	97,952
Volkswagen AG, PFC Shares	1,446	404,765
Vonovia SE	4,257	278,192
Zalando SE(1)(4)	1,161	113,763
		$11,979,114
Hong Kong — 3.4%
AIA Group, Ltd.	94,766	$1,159,629
ASM Pacific Technology, Ltd.	2,174	27,822
Bank of East Asia, Ltd. (The)	11,110	23,666
BOC Hong Kong Holdings, Ltd.	29,956	104,798
Budweiser Brewing Co. APAC, Ltd.(4)	12,300	36,819
CK Asset Holdings, Ltd.	20,709	126,068
CK Hutchison Holdings, Ltd.	21,347	170,548
CK Infrastructure Holdings, Ltd.	6,104	36,390
CLP Holdings, Ltd.	13,122	127,765
ESR Cayman, Ltd.(1)(4)	13,600	44,729
Galaxy Entertainment Group, Ltd.(1)	16,913	152,899
Hang Lung Properties, Ltd.	14,000	36,543
Hang Seng Bank, Ltd.	6,140	119,228

Calvert
VP EAFE International Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
Henderson Land Development Co., Ltd.	11,806	$ 53,282
HK Electric Investments & HK Electric Investments, Ltd.	20,027	19,899
HKT Trust & HKT, Ltd.	33,020	47,132
Hong Kong & China Gas Co., Ltd.	79,691	126,357
Hong Kong Exchanges & Clearing, Ltd.	9,406	558,019
Hongkong Land Holdings, Ltd.	9,294	45,710
Jardine Matheson Holdings, Ltd.	1,619	106,072
Jardine Strategic Holdings, Ltd.	1,900	62,778
Link REIT	15,789	144,055
Melco Resorts & Entertainment Ltd. ADR	1,471	29,288
MTR Corp., Ltd.	12,481	70,985
New World Development Co., Ltd.	12,107	62,892
PCCW, Ltd.	29,657	16,748
Power Assets Holdings, Ltd.	11,042	65,357
Sands China, Ltd.(1)	19,483	97,651
Sino Land Co., Ltd.	23,433	32,702
SJM Holdings, Ltd.	15,000	19,684
Sun Hung Kai Properties, Ltd.	10,152	153,720
Swire Pacific, Ltd., Class A	4,537	34,177
Swire Properties, Ltd.	8,529	26,474
Techtronic Industries Co., Ltd.	10,525	180,439
WH Group, Ltd.(4)	70,549	57,316
Wharf Real Estate Investment Co., Ltd.	13,118	73,767
Wynn Macau, Ltd.(1)	13,891	27,025
Xinyi Glass Holdings, Ltd.	14,000	45,991
		$4,324,424
Ireland — 1.0%
CRH PLC	6,047	$282,980
DCC PLC	788	68,351
Experian PLC	7,036	242,397
Flutter Entertainment PLC(1)	1,260	270,281
James Hardie Industries PLC CDI	3,369	101,823
Kerry Group PLC, Class A	1,223	152,739
Kingspan Group PLC	1,176	99,489
Smurfit Kappa Group PLC	1,810	84,926
		$1,302,986
Israel — 0.6%
Azrieli Group, Ltd.	315	$19,465
Bank Hapoalim BM(1)	9,053	70,406
Bank Leumi Le-Israel B.M.	11,623	76,561
Check Point Software Technologies, Ltd.(1)	841	94,167
CyberArk Software, Ltd.(1)	327	42,294
Elbit Systems, Ltd.	215	30,470
ICL Group, Ltd.	5,940	34,823
Israel Discount Bank, Ltd., Class A	9,880	41,075
Security	Shares	Value
Israel (continued)
Mizrahi Tefahot Bank, Ltd.	995	$ 25,945
Nice, Ltd.(1)	498	108,266
Teva Pharmaceutical Industries, Ltd. ADR(1)	8,820	101,783
Wix.com, Ltd.(1)	433	120,902
		$ 766,157
Italy — 2.1%
Amplifon SpA(1)	989	$ 36,801
Assicurazioni Generali SpA(1)	8,378	167,385
Atlantia SpA(1)	3,751	70,197
Davide Campari-Milano NV	4,524	50,635
DiaSorin SpA	212	34,014
Enel SpA	63,729	633,935
Eni SpA	19,584	241,318
Ferrari NV	971	203,117
FinecoBank Banca Fineco SpA(1)	4,632	75,779
Infrastrutture Wireless Italiane SpA(4)	2,913	32,443
Intesa Sanpaolo SpA(1)	129,300	350,348
Mediobanca Banca di Credito Finanziario SpA(1)	4,446	49,267
Moncler SpA(1)	1,437	82,295
Nexi SpA(1)(4)	3,168	55,273
Poste Italiane SpA(4)	4,086	51,890
Prysmian SpA	1,988	64,551
Recordati Industria Chimica e Farmaceutica SpA	757	40,711
Snam SpA	16,457	91,237
Telecom Italia SpA	65,121	35,229
Telecom Italia SpA, PFC Shares	46,896	26,966
Tenaris S.A.	3,576	40,437
Terna Rete Elettrica Nazionale SpA	11,610	87,680
UniCredit SpA(1)	16,997	179,537
		$2,701,045
Japan — 24.8%
ABC-Mart, Inc.	336	$18,974
Acom Co., Ltd.	4,068	18,948
Advantest Corp.	1,600	140,531
AEON Co., Ltd.	5,248	156,758
Aeon Mall Co., Ltd.	1,061	18,511
AGC, Inc.	1,556	65,313
Air Water, Inc.(2)	1,519	26,649
Aisin Seiki Co., Ltd.(2)	1,252	47,684
Ajinomoto Co., Inc.	3,399	69,675
Alfresa Holdings Corp.	1,516	29,268
Amada Co., Ltd.	2,469	27,573
ANA Holdings, Inc.(1)	1,383	32,180
Asahi Group Holdings, Ltd.	3,515	148,792
Asahi Intecc Co., Ltd.(2)	1,600	44,164

Calvert
VP EAFE International Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Asahi Kasei Corp.	10,170	$ 117,400
Astellas Pharma, Inc.	14,301	220,297
Azbil Corp.	1,000	43,115
Bandai Namco Holdings, Inc.	1,537	109,876
Bank of Kyoto, Ltd. (The)	518	31,911
Bridgestone Corp.	4,084	166,035
Brother Industries, Ltd.	1,905	42,311
Calbee, Inc.	818	20,852
Canon, Inc.	7,600	172,778
Capcom Co., Ltd.	1,400	45,543
Casio Computer Co., Ltd.	1,531	28,932
Central Japan Railway Co.(2)	1,159	173,526
Chiba Bank, Ltd. (The)	4,141	27,109
Chubu Electric Power Co., Inc.	5,369	69,182
Chugai Pharmaceutical Co., Ltd.	5,246	213,165
Chugoku Electric Power Co., Inc. (The)(2)	2,137	26,257
Coca-Cola Bottlers Japan Holdings, Inc.(2)	1,200	20,943
Concordia Financial Group, Ltd.	8,031	32,574
Cosmos Pharmaceutical Corp.	200	31,199
CyberAgent, Inc.	3,200	57,762
Dai Nippon Printing Co., Ltd.	2,105	44,154
Daifuku Co., Ltd.	800	78,615
Dai-ichi Life Holdings, Inc.	8,113	139,462
Daiichi Sankyo Co., Ltd.	13,300	388,038
Daikin Industries, Ltd.	1,958	395,827
Daito Trust Construction Co., Ltd.	516	59,956
Daiwa House Industry Co., Ltd.	4,332	127,140
Daiwa House REIT Investment Corp.	16	42,994
Daiwa Securities Group, Inc.	12,125	62,807
Denso Corp.	3,334	222,258
Dentsu Group, Inc.	1,805	58,104
Disco Corp.	200	63,201
East Japan Railway Co.	2,350	167,102
Eisai Co., Ltd.	1,951	131,135
ENEOS Holdings, Inc.	24,938	113,140
FANUC Corp.	1,462	351,475
Fast Retailing Co., Ltd.	500	399,689
Fuji Electric Co., Ltd.	1,041	43,556
FUJIFILM Holdings Corp.	2,727	162,224
Fujitsu, Ltd.	1,552	225,837
Fukuoka Financial Group, Inc.	1,577	29,922
GLP J-REIT	31	50,940
GMO Payment Gateway, Inc.	300	39,863
Hakuhodo DY Holdings, Inc.	1,578	26,356
Hamamatsu Photonics K.K.	1,151	68,190
Hankyu Hanshin Holdings, Inc.	1,862	59,743
Harmonic Drive Systems, Inc.	300	20,340
Security	Shares	Value
Japan (continued)
Hikari Tsushin, Inc.	219	$ 44,154
Hino Motors, Ltd.	2,636	22,672
Hirose Electric Co., Ltd.	242	37,306
Hisamitsu Pharmaceutical Co., Inc.	330	21,533
Hitachi Construction Machinery Co., Ltd.	796	25,508
Hitachi Metals, Ltd.	1,986	32,783
Hitachi, Ltd.	7,484	339,237
Honda Motor Co., Ltd.	12,601	379,864
Hoshizaki Corp.	416	37,198
HOYA Corp.	2,923	344,028
Hulic Co., Ltd.	2,340	27,662
Ibiden Co., Ltd.	900	41,582
Idemitsu Kosan Co., Ltd.	1,684	43,473
Iida Group Holdings Co., Ltd.	1,100	26,654
INPEX Corp.	8,491	58,061
Isuzu Motors, Ltd.	4,355	46,772
Ito En, Ltd.	400	24,535
ITOCHU Corp.	10,448	339,205
Itochu Techno-Solutions Corp.	700	22,620
Japan Airlines Co., Ltd.(1)	1,320	29,563
Japan Airport Terminal Co., Ltd.	400	19,728
Japan Exchange Group, Inc.	4,118	96,734
Japan Metropolitan Fund Investment Corp.	60	61,468
Japan Post Bank Co., Ltd.	3,400	32,695
Japan Post Holdings Co., Ltd.	12,500	111,403
Japan Post Insurance Co., Ltd.	2,000	41,085
Japan Real Estate Investment Corp.	10	59,094
Japan Tobacco, Inc.	9,134	175,468
JFE Holdings, Inc.(1)	4,025	49,661
JSR Corp.	1,459	44,155
Kajima Corp.	3,581	50,934
Kakaku.com, Inc.	955	26,141
Kansai Electric Power Co., Inc. (The)	5,178	56,139
Kansai Paint Co., Ltd.	1,523	40,739
Kao Corp.	3,801	251,507
KDDI Corp.	12,767	393,360
Keihan Holdings Co., Ltd.	838	34,886
Keikyu Corp.	1,589	24,026
Keio Corp.	779	52,448
Keisei Electric Railway Co., Ltd.	1,005	32,905
Keyence Corp.	1,460	665,404
Kikkoman Corp.	1,201	71,621
Kintetsu Group Holdings Co., Ltd.	1,346	51,397
Kirin Holdings Co., Ltd.	6,326	121,384
Kobayashi Pharmaceutical Co., Ltd.	400	37,360
Kobe Bussan Co., Ltd.(2)	1,000	26,812
Koei Tecmo Holdings Co., Ltd.	520	23,411

Calvert
VP EAFE International Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Koito Manufacturing Co., Ltd.	747	$ 50,260
Komatsu, Ltd.	6,946	215,252
Konami Holdings Corp.	751	44,834
Kose Corp.	308	43,653
Kubota Corp.	8,011	182,747
Kuraray Co., Ltd.	2,718	31,092
Kurita Water Industries, Ltd.	732	31,450
Kyocera Corp.	2,548	162,129
Kyowa Kirin Co., Ltd.	1,944	58,218
Kyushu Electric Power Co., Inc.	3,051	30,128
Kyushu Railway Co.	1,200	27,952
Lasertec Corp.	600	79,237
Lawson, Inc.	500	24,535
Lion Corp.	1,722	33,569
Lixil Corp.	2,113	58,803
M3, Inc.	3,458	237,385
Makita Corp.	1,748	75,080
Marubeni Corp.	12,333	103,006
Marui Group Co., Ltd.	1,730	32,606
Mazda Motor Corp.	4,510	36,952
McDonald's Holdings Co. (Japan), Ltd.	577	26,596
Medipal Holdings Corp.	1,645	31,619
MEIJI Holdings Co., Ltd.	867	55,753
Mercari, Inc.(1)(2)	600	27,393
MINEBEA MITSUMI, Inc.	2,859	73,380
MISUMI Group, Inc.(2)	2,280	66,415
Mitsubishi Chemical Holdings Corp.	10,522	79,027
Mitsubishi Corp.(2)	10,290	291,712
Mitsubishi Electric Corp.	14,060	214,880
Mitsubishi Estate Co., Ltd.	9,168	160,545
Mitsubishi Gas Chemical Co., Inc.	1,148	28,238
Mitsubishi Heavy Industries, Ltd.	2,544	79,214
Mitsubishi UFJ Financial Group, Inc.(6)	95,076	508,399
Mitsubishi UFJ Lease & Finance Co., Ltd.(2)	2,866	17,325
Mitsui & Co., Ltd.	12,875	268,705
Mitsui Chemicals, Inc.	1,475	46,680
Mitsui Fudosan Co., Ltd.	7,031	160,275
Miura Co., Ltd.	700	37,875
Mizuho Financial Group, Inc.	18,700	270,409
MonotaRO Co., Ltd.	1,800	48,831
MS&AD Insurance Group Holdings, Inc.	3,328	97,896
Murata Manufacturing Co., Ltd.	4,514	363,356
Nabtesco Corp.	948	43,379
Nagoya Railroad Co., Ltd.	1,275	30,375
NEC Corp.	2,055	121,338
Nexon Co., Ltd.	3,850	124,925
NGK Insulators, Ltd.	1,971	36,173
Security	Shares	Value
Japan (continued)
NGK Spark Plug Co., Ltd.	1,223	$ 21,188
NH Foods, Ltd.	583	25,019
Nidec Corp.	3,528	430,161
Nihon M&A Center, Inc.	2,400	65,097
Nintendo Co., Ltd.	921	519,108
Nippon Building Fund, Inc.	12	70,713
Nippon Express Co., Ltd.	576	42,965
Nippon Paint Holdings Co., Ltd.(2)	5,790	83,629
Nippon Prologis REIT, Inc.	16	51,449
Nippon Sanso Holdings Corp.	1,324	25,244
Nippon Shinyaku Co., Ltd.	400	29,781
Nippon Steel Corp.(1)	6,475	110,513
Nippon Telegraph & Telephone Corp.	9,904	255,542
Nippon Yusen KK	1,300	44,461
Nissan Chemical Corp.	1,047	56,017
Nissan Motor Co., Ltd.(1)	17,743	99,124
Nisshin Seifun Group, Inc.	1,417	23,677
Nissin Foods Holdings Co., Ltd.	498	36,922
Nitori Holdings Co., Ltd.	616	119,322
Nitto Denko Corp.	1,270	108,865
Nomura Holdings, Inc.	24,357	129,054
Nomura Real Estate Holdings, Inc.	870	21,030
Nomura Real Estate Master Fund, Inc.	30	45,168
Nomura Research Institute, Ltd.	2,500	77,670
NSK, Ltd.	2,296	23,607
NTT Data Corp.	5,030	78,010
Obayashi Corp.	5,320	48,832
Obic Co., Ltd.	560	102,755
Odakyu Electric Railway Co., Ltd.	2,305	63,069
Oji Holdings Corp.	6,573	42,619
Olympus Corp.	9,076	188,272
Omron Corp.	1,463	114,600
Ono Pharmaceutical Co., Ltd.	3,005	78,588
Oracle Corp. Japan	289	28,292
Oriental Land Co., Ltd.	1,624	244,381
ORIX Corp.	10,502	177,618
Orix JREIT, Inc.	18	31,350
Osaka Gas Co., Ltd.	3,123	60,944
Otsuka Corp.	864	40,512
Otsuka Holdings Co., Ltd.	3,152	133,673
Pan Pacific International Holdings Corp.	3,336	78,744
Panasonic Corp.	16,847	218,159
PeptiDream, Inc.(1)	700	32,066
Persol Holdings Co., Ltd.	1,200	23,588
Pigeon Corp.	900	34,127
Pola Orbis Holdings, Inc.	932	22,478
Rakuten, Inc.	6,900	82,433

Calvert
VP EAFE International Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Recruit Holdings Co., Ltd.	10,657	$ 523,325
Renesas Electronics Corp.(1)	6,000	65,693
Resona Holdings, Inc.(2)	16,411	68,934
Ricoh Co., Ltd.	4,735	48,265
Rinnai Corp.	246	27,592
Rohm Co., Ltd.	707	69,338
Ryohin Keikaku Co., Ltd.	1,730	41,064
Santen Pharmaceutical Co., Ltd.	2,900	39,995
SBI Holdings, Inc.	1,875	50,952
SCSK Corp.	400	23,772
Secom Co., Ltd.	1,648	138,929
Sega Sammy Holdings, Inc.	1,500	23,445
Seibu Holdings, Inc.	1,400	15,461
Seiko Epson Corp.	2,252	36,764
Sekisui Chemical Co., Ltd.	2,964	57,073
Sekisui House, Ltd.	4,950	106,475
Seven & i Holdings Co., Ltd.	5,826	235,262
SG Holdings Co., Ltd.	2,600	59,694
Sharp Corp.(2)	1,524	26,388
Shimadzu Corp.	1,814	65,776
Shimamura Co., Ltd.	225	26,000
Shimano, Inc.	550	131,362
Shimizu Corp.(2)	4,127	33,417
Shin-Etsu Chemical Co., Ltd.	2,785	471,780
Shinsei Bank, Ltd.	922	14,900
Shionogi & Co., Ltd.	2,021	109,103
Shiseido Co., Ltd.	3,174	213,465
Shizuoka Bank, Ltd. (The)	3,925	30,856
SMC Corp.	479	278,960
SoftBank Corp.(2)	22,200	288,812
SoftBank Group Corp.	12,184	1,037,317
Sohgo Security Services Co., Ltd.	528	24,985
Sompo Holdings, Inc.	2,699	103,415
Sony Corp.	9,880	1,045,634
Square Enix Holdings Co., Ltd.	700	38,933
Stanley Electric Co., Ltd.	1,134	33,870
Subaru Corp.	4,728	94,497
Sumco Corp.	1,900	43,543
Sumitomo Chemical Co., Ltd.	10,634	55,172
Sumitomo Corp.(2)	9,025	129,163
Sumitomo Dainippon Pharma Co., Ltd.	1,622	28,294
Sumitomo Electric Industries, Ltd.	5,990	90,070
Sumitomo Metal Mining Co., Ltd.	1,720	74,537
Sumitomo Mitsui Financial Group, Inc.	10,097	365,989
Sumitomo Mitsui Trust Holdings, Inc.	2,482	86,596
Sumitomo Realty & Development Co., Ltd.	2,268	80,340
Sundrug Co., Ltd.	500	18,318
Security	Shares	Value
Japan (continued)
Suntory Beverage & Food, Ltd.	1,117	$ 41,654
Suzuken Co., Ltd.	500	19,562
Suzuki Motor Corp.	2,778	126,536
Sysmex Corp.	1,293	139,571
T&D Holdings, Inc.	4,306	55,408
Taiheiyo Cement Corp.	831	21,896
Taisei Corp.	1,549	59,762
Taisho Pharmaceutical Holdings Co., Ltd.	267	17,254
Takeda Pharmaceutical Co., Ltd.	12,324	449,236
TDK Corp.	1,055	146,864
Teijin, Ltd.	1,307	22,550
Terumo Corp.	5,118	185,212
THK Co., Ltd.	828	28,727
TIS, Inc.	1,900	45,488
Tobu Railway Co., Ltd.	1,573	42,369
Toho Co., Ltd.	856	34,778
Toho Gas Co., Ltd.	572	35,297
Tohoku Electric Power Co., Inc.	3,514	33,227
Tokio Marine Holdings, Inc.	4,900	233,196
Tokyo Century Corp.	300	20,214
Tokyo Electric Power Co. Holdings, Inc.(1)	11,600	38,777
Tokyo Electron, Ltd.	1,179	512,433
Tokyo Gas Co., Ltd.	2,962	65,990
Tokyu Corp.	3,584	47,797
Tokyu Fudosan Holdings Corp.	5,227	31,078
Toppan Printing Co., Ltd.	2,074	35,161
Toray Industries, Inc.	10,262	66,254
Toshiba Corp.	2,874	97,277
Tosoh Corp.	2,300	44,051
TOTO, Ltd.	1,143	70,347
Toyo Suisan Kaisha, Ltd.	704	29,546
Toyoda Gosei Co., Ltd.	662	17,452
Toyota Industries Corp.	1,161	103,746
Toyota Motor Corp.(2)	16,530	1,286,365
Toyota Tsusho Corp.	1,765	74,325
Trend Micro, Inc.	1,144	57,427
Tsuruha Holdings, Inc.	272	35,098
Unicharm Corp.	3,214	134,957
United Urban Investment Corp.	22	29,608
USS Co., Ltd.	1,635	32,068
Welcia Holdings Co., Ltd.	800	27,448
West Japan Railway Co.	1,278	70,911
Yakult Honsha Co., Ltd.	996	50,396
Yamada Holdings Co., Ltd.	6,405	34,614
Yamaha Corp.	1,109	60,433
Yamaha Motor Co., Ltd.	2,354	57,933
Yamato Holdings Co., Ltd.	2,464	67,665

Calvert
VP EAFE International Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Yamazaki Baking Co., Ltd.	931	$ 15,052
Yaskawa Electric Corp.	1,883	94,079
Yokogawa Electric Corp.	1,628	30,074
Z Holdings Corp.	20,817	103,839
ZOZO, Inc.	1,007	29,832
		$ 31,858,626
Netherlands — 6.1%
ABN AMRO Group NV(1)(4)	3,112	$ 37,780
Adyen NV(1)(2)(4)	140	312,397
Aegon NV	12,975	61,648
Airbus SE(1)	4,566	517,863
Akzo Nobel NV	1,505	168,027
Argenx SE(1)	363	99,816
ASM International NV	368	106,699
ASML Holding NV	3,317	2,035,209
CNH Industrial NV(1)	8,270	128,021
EXOR NV	898	75,740
Heineken Holding NV	927	82,371
Heineken NV	1,986	203,879
ING Groep NV	30,050	367,033
JDE Peet's NV(1)(2)	587	21,520
Just Eat Takeaway.com NV(1)(2)(4)	950	87,415
Koninklijke Ahold Delhaize NV	8,492	236,866
Koninklijke DSM NV	1,327	224,340
Koninklijke KPN NV	28,789	97,654
Koninklijke Philips NV(1)	7,038	401,344
Koninklijke Vopak NV	531	26,421
NN Group NV	2,369	115,563
Prosus NV	3,756	417,963
QIAGEN NV(1)	1,873	90,651
Randstad NV	975	68,440
Royal Dutch Shell PLC, Class A	31,929	620,666
Royal Dutch Shell PLC, Class B	29,023	534,239
Stellantis NV	16,356	289,321
STMicroelectronics NV	4,868	185,984
Wolters Kluwer NV	2,106	182,916
		$7,797,786
New Zealand — 0.3%
a2 Milk Co., Ltd. (The)(1)	6,163	$37,205
Auckland International Airport, Ltd.(1)	10,551	57,931
Fisher & Paykel Healthcare Corp., Ltd.	4,305	96,658
Mercury NZ, Ltd.	4,384	19,924
Meridian Energy, Ltd.	9,757	36,782
Ryman Healthcare, Ltd.	2,935	31,415
Spark New Zealand, Ltd.	13,480	42,221
Security	Shares	Value
New Zealand (continued)
Xero, Ltd.(1)	981	$ 94,947
		$ 417,083
Norway — 0.6%
Adevinta ASA(1)	1,949	$ 28,717
DNB ASA	7,479	159,474
Equinor ASA	7,555	147,472
Gjensidige Forsikring ASA	1,602	37,570
Mowi ASA	3,437	85,364
Norsk Hydro ASA	9,871	63,401
Orkla ASA	6,067	59,499
Schibsted ASA, Class A(1)	610	25,639
Schibsted ASA, Class B(1)	630	22,581
Telenor ASA	5,236	92,247
Yara International ASA	1,431	74,547
		$796,511
Portugal — 0.1%
EDP - Energias de Portugal S.A.	21,198	$121,076
Galp Energia SGPS S.A.	3,597	41,697
Jeronimo Martins SGPS S.A.	1,795	30,177
		$192,950
Singapore — 1.1%
Ascendas Real Estate Investment Trust	23,731	$53,908
CapitaLand Integrated Commercial Trust	34,972	56,588
CapitaLand, Ltd.	21,948	61,496
City Developments, Ltd.	4,171	24,808
DBS Group Holdings, Ltd.	13,948	299,064
Genting Singapore, Ltd.	48,954	33,541
Keppel Corp., Ltd.	12,128	48,049
Mapletree Commercial Trust	19,300	30,494
Mapletree Logistics Trust	22,400	32,209
Oversea-Chinese Banking Corp., Ltd.	26,636	233,039
Singapore Airlines, Ltd.(1)	9,600	39,644
Singapore Exchange, Ltd.	6,600	48,950
Singapore Technologies Engineering, Ltd.	13,918	40,314
Singapore Telecommunications, Ltd.	61,191	111,188
Suntec Real Estate Investment Trust	15,065	17,510
United Overseas Bank, Ltd.	8,914	171,880
UOL Group, Ltd.	3,470	20,406
Venture Corp., Ltd.	2,000	29,865
Wilmar International, Ltd.	15,000	60,580
		$1,413,533
Spain — 2.4%
ACS Actividades de Construccion y Servicios S.A.	1,744	$57,963

Calvert
VP EAFE International Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Spain (continued)
Aena SME S.A.(1)(2)(4)	543	$ 88,095
Amadeus IT Group S.A.(1)	3,541	252,219
Banco Bilbao Vizcaya Argentaria S.A.	51,258	267,114
Banco Santander S.A.(1)	134,167	457,617
CaixaBank S.A.	28,587	88,756
Cellnex Telecom S.A.(4)	2,406	138,702
Enagas S.A.	1,961	42,693
Endesa S.A.	2,524	66,892
Ferrovial S.A.	3,918	102,381
Grifols S.A.	2,499	65,403
Iberdrola S.A.	47,440	612,304
Industria de Diseno Textil S.A.	8,613	284,573
Naturgy Energy Group S.A.	2,455	60,277
Red Electrica Corp. S.A.	3,451	61,214
Repsol S.A.	11,427	141,831
Siemens Gamesa Renewable Energy S.A.(2)	1,846	71,596
Telefonica S.A.	39,241	176,423
		$3,036,053
Sweden — 3.4%
Alfa Laval AB(1)	2,529	$76,435
Assa Abloy AB, Class B	7,674	220,861
Atlas Copco AB, Class A	5,184	316,054
Atlas Copco AB, Class B	2,952	153,851
Boliden AB	2,227	82,629
Electrolux AB, Series B	1,958	54,435
Epiroc AB, Class A	5,226	118,391
Epiroc AB, Class B	3,103	64,640
EQT AB	2,004	65,979
Essity AB, Class B(2)	4,621	146,047
Evolution Gaming Group AB(4)	1,254	184,670
Fastighets AB Balder, Class B(1)(2)	794	39,309
H & M Hennes & Mauritz AB, Class B(1)	6,452	145,405
Hexagon AB, Class B	2,200	203,078
Husqvarna AB, Class B	3,160	45,557
ICA Gruppen AB	820	40,099
Industrivarden AB, Class A(1)	851	31,309
Industrivarden AB, Class C(1)	1,127	39,551
Investment AB Latour, Class B	1,245	32,260
Investor AB, Class B	3,506	279,743
Kinnevik AB, Class B	1,801	87,532
L E Lundbergforetagen AB, Class B(1)	593	32,387
Lundin Energy AB	1,471	46,266
Nibe Industrier AB, Class B	2,332	72,323
Sandvik AB(1)	8,759	239,663
Securitas AB, Class B	2,477	42,128
Skandinaviska Enskilda Banken AB, Class A(1)(2)	12,316	150,237
Security	Shares	Value
Sweden (continued)
Skanska AB, Class B(2)	2,734	$ 68,568
SKF AB, Class B	3,034	86,331
Svenska Cellulosa AB SCA, Class B(1)	4,539	80,341
Svenska Handelsbanken AB, Class A	11,718	127,389
Swedbank AB, Class A	7,146	125,997
Swedish Match AB	1,210	94,393
Tele2 AB, Class B	3,517	47,444
Telefonaktiebolaget LM Ericsson, Class B	22,511	298,389
Telia Co. AB	18,153	78,707
Volvo AB, Class B(1)(2)	11,060	280,095
		$4,298,493
Switzerland — 9.4%
ABB, Ltd.	14,430	$438,982
Adecco Group AG	1,241	83,708
Alcon, Inc.(1)	3,789	265,894
Baloise Holding AG	374	63,599
Banque Cantonale Vaudoise	253	24,686
Barry Callebaut AG	22	49,810
Chocoladefabriken Lindt & Sprungli AG	1	91,369
Chocoladefabriken Lindt & Sprungli AG PC	8	69,689
Cie Financiere Richemont S.A.	4,048	388,702
Clariant AG	1,727	34,846
Coca-Cola HBC AG	1,588	50,473
Credit Suisse Group AG	19,378	205,007
EMS-Chemie Holding AG	64	57,172
Geberit AG	296	188,388
Givaudan S.A.	72	277,722
Glencore PLC(1)	77,086	302,671
Julius Baer Group, Ltd.	1,776	113,492
Kuehne & Nagel International AG	428	122,248
LafargeHolcim, Ltd.	4,011	235,867
Logitech International S.A.	1,318	138,224
Lonza Group AG	581	324,953
Nestle S.A.	22,535	2,512,120
Novartis AG	17,293	1,478,217
Partners Group Holding AG	149	190,411
Roche Holding AG	249	85,301
Roche Holding AG PC	5,474	1,773,265
Schindler Holding AG	160	45,908
Schindler Holding AG PC	300	88,143
SGS S.A.	46	130,704
Sika AG	1,119	319,983
Sonova Holding AG(1)	411	108,946
Straumann Holding AG	83	103,627
Swatch Group AG (The)	228	65,650
Swatch Group AG (The), Bearer Shares	337	18,791

Calvert
VP EAFE International Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Swiss Life Holding AG	234	$ 114,996
Swiss Prime Site AG	549	50,683
Swiss Re AG	2,251	221,370
Swisscom AG	199	106,767
Temenos AG	527	76,040
UBS Group AG	28,449	440,148
Vifor Pharma AG	327	44,502
Zurich Insurance Group AG	1,171	498,438
		$12,001,512
United Kingdom — 12.8%
3i Group PLC	7,801	$123,977
Admiral Group PLC	1,608	68,727
Anglo American PLC	9,467	370,802
Antofagasta PLC	3,041	70,834
Ashtead Group PLC	3,470	207,144
Associated British Foods PLC(1)	2,895	96,182
AstraZeneca PLC	10,258	1,023,835
Auto Trader Group PLC(1)(4)	7,242	55,372
AVEVA Group PLC	905	42,690
Aviva PLC	31,418	177,093
BAE Systems PLC	24,901	173,412
Barclays PLC	134,598	344,694
Barratt Developments PLC(1)	8,311	85,487
Berkeley Group Holdings PLC	912	55,835
BHP Group PLC	16,505	475,212
BP PLC	159,230	646,785
British American Tobacco PLC	17,802	676,662
British Land Co. PLC (The)	7,010	48,770
BT Group PLC(1)	67,314	143,602
Bunzl PLC	2,545	81,459
Burberry Group PLC(1)	3,124	81,723
Coca-Cola European Partners PLC	1,647	85,908
Compass Group PLC(1)	13,713	277,054
Croda International PLC	1,146	100,271
Diageo PLC	18,151	745,670
Direct Line Insurance Group PLC	9,725	41,981
Entain PLC(1)	4,677	97,809
Evraz PLC	3,425	27,276
Ferguson PLC	1,726	206,179
Fresnillo PLC	1,442	17,175
GlaxoSmithKline PLC	39,111	692,374
Halma PLC	3,070	100,440
Hargreaves Lansdown PLC	2,659	56,497
Hikma Pharmaceuticals PLC	1,223	38,365
HSBC Holdings PLC	159,734	931,037
Imperial Brands PLC	7,551	154,802
Security	Shares	Value
United Kingdom (continued)
Informa PLC(1)	12,081	$ 93,279
InterContinental Hotels Group PLC(1)	1,394	95,864
Intertek Group PLC	1,299	100,304
J Sainsbury PLC	15,059	50,357
JD Sports Fashion PLC(1)	4,451	50,598
Johnson Matthey PLC	1,407	58,447
Kingfisher PLC(1)	15,641	68,555
Land Securities Group PLC	5,555	52,820
Legal & General Group PLC	45,856	176,065
Lloyds Banking Group PLC(1)	548,655	321,854
London Stock Exchange Group PLC	2,447	233,932
M&G PLC	18,709	53,464
Melrose Industries PLC(1)	36,836	84,704
Mondi PLC	3,917	99,857
National Grid PLC	27,021	320,755
Natwest Group PLC	37,001	100,118
Next PLC(1)	1,079	116,944
Ocado Group PLC(1)	3,893	109,149
Pearson PLC	6,159	65,673
Persimmon PLC	2,595	105,112
Phoenix Group Holdings PLC	4,275	43,221
Prudential PLC	20,207	430,460
Reckitt Benckiser Group PLC	5,504	492,664
RELX PLC	15,048	377,416
Rentokil Initial PLC(1)	13,829	92,328
Rio Tinto PLC	8,712	664,622
Rolls-Royce Holdings PLC(1)	67,400	97,878
RSA Insurance Group PLC	7,604	71,335
Sage Group PLC (The)	8,820	74,513
Schroders PLC	934	45,063
Segro PLC	9,491	122,653
Severn Trent PLC	1,999	63,583
Smith & Nephew PLC	6,612	125,529
Smiths Group PLC	3,286	69,612
Spirax-Sarco Engineering PLC	587	92,228
SSE PLC	7,941	159,225
St. James's Place PLC	4,377	76,844
Standard Chartered PLC	20,555	141,532
Standard Life Aberdeen PLC	16,252	64,927
Taylor Wimpey PLC(1)	27,593	68,605
Tesco PLC	59,463	187,738
Unilever PLC	20,739	1,157,231
United Utilities Group PLC	5,449	69,629
Vodafone Group PLC	207,707	378,769
Whitbread PLC(1)	1,488	70,242
WM Morrison Supermarkets PLC	18,613	46,813

Calvert
VP EAFE International Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
WPP PLC	9,194	$ 117,163
		$ 16,382,809
Total Common Stocks (identified cost $80,833,702)		$127,205,689

Rights — 0.0%(7)

Security	Shares	Value
Australia — 0.0%(7)
Computershare, Ltd., Exp. 4/19/21(1)	408	$ 470
		$ 470
Italy — 0.0%(7)
Snam SpA, Exp. 4/7/21(1)	16,457	$ 17
		$ 17
Total Rights (identified cost $0)		$ 487

Short-Term Investments — 2.0%

Other — 0.0%(7)
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(8)	26,621	$ 26,624
Total Other (identified cost $26,624)		$ 26,624

Securities Lending Collateral — 2.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(9)	2,577,396	$ 2,577,396
Total Securities Lending Collateral (identified cost $2,577,396)		$ 2,577,396
Total Short-Term Investments (identified cost $2,604,020)		$ 2,604,020

Total Investments — 101.3% (identified cost $83,437,722)	$129,810,196
Other Assets, Less Liabilities — (1.3)%	$ (1,620,985)
Net Assets — 100.0%	$128,189,211

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $4,392,941 and the total market value of the collateral received by the Fund was $4,784,444, comprised of cash of $2,577,396 and U.S. government and/or agencies securities of $2,207,048.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $2,200,869 or 1.7% of the Fund's net assets.
(5)	Securities are traded on separate exchanges for the same entity.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.
(7)	Amount is less than 0.05%.
(8)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(9)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	17.1%
Industrials	15.4
Consumer Discretionary	12.8
Health Care	11.8
Consumer Staples	10.2
Information Technology	8.9
Materials	7.9
Communication Services	5.2
Utilities	3.6
Energy	3.3
Real Estate	3.1
Total	99.3%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
FDR	– Fiduciary Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares

Calvert
VP EAFE International Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at March 31, 2021.
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2021, the value of the Fund's investment in affiliated issuers and funds was $535,023, which represents 0.4% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.(1)	$ —	$ —	$ —	$ —	$8,328	$508,399	$9,697	95,076
Short-Term Investments
Calvert Cash Reserves Fund, LLC	439,993	3,948,383	(4,361,752)	—	—	26,624	81	26,621
Totals				$ —	$8,328	$535,023	$9,778

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks
Australia	$ —	$8,729,069	$0	$8,729,069
Austria	—	227,939	—	227,939
Belgium	—	1,104,663	—	1,104,663
Denmark	—	3,023,782	—	3,023,782
Finland	—	1,489,729	—	1,489,729
France	—	13,361,425	—	13,361,425
Germany	—	11,979,114	—	11,979,114
Hong Kong	29,288	4,295,136	—	4,324,424
Ireland	—	1,302,986	—	1,302,986
Israel	359,146	407,011	—	766,157
Italy	—	2,701,045	—	2,701,045
Japan	—	31,858,626	—	31,858,626
Netherlands	289,321	7,508,465	—	7,797,786
New Zealand	—	417,083	—	417,083
Norway	—	796,511	—	796,511
Portugal	—	192,950	—	192,950
Singapore	—	1,413,533	—	1,413,533
Spain	—	3,036,053	—	3,036,053
Sweden	—	4,298,493	—	4,298,493

Calvert
VP EAFE International Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3(1)	Total
Switzerland	$ —	$12,001,512	$ —	$12,001,512
United Kingdom	85,908	16,296,901	—	16,382,809
Total Common Stocks	$763,663	126,442,026(2)	$0	$127,205,689
Rights	$470	$17	$ —	$487
Short-Term Investments:
Other	—	26,624	—	26,624
Securities Lending Collateral	2,577,396	—	—	2,577,396
Total Investments	$3,341,529	$126,468,667	$0	$129,810,196

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2021 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.